Client Name:
Client Project Name:	BRAVO 2023-NQM7
Start - End Dates:	11/4/2015 - 8/16/2023
Deal Loan Count:	465

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	Insurance	CRDINSR5083	Insurance Policy deductible does not meet guidelines	1
Total				3

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